Borrowings	6 Months Ended
Sep. 30, 2020
Text block [abstract]
Borrowings
8	BORROWINGS
Borrowings at September 30, 2020 and March 31, 2020 consisted of the following:

	At September 30, 2020	At March 31, 2020
	(In millions)
Unsubordinated borrowings	¥16,032,412	¥15,208,696
Subordinated borrowings	254,264	254,064
Liabilities associated with securitization transactions	1,221,760	1,272,714
Lease liabilities	369,071	385,888

Total borrowings	¥17,877,507	¥17,121,362